RELATED PARTIES TRANSACTIONS (Details Narrative)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
RELATED PARTIES TRANSACTIONS
Advance From Shareholder	$ 63,535	$ 63,535	$ 0	$ 0